EQUINOX FUNDS TRUST

1775 SHERMAN STREET

SUITE 2500

DENVER, CO 80203

November 6, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Equinox Funds Trust (the “Trust”)

       File Nos. 333-168569 and 811-22447

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Equinox Funds Trust (the “Trust”) that the form of Prospectus and Statement of Additional Information for the Equinox EquityHedge U.S. Strategy Fund that would have been filed under Rule 497(c) of the 1933 Act for the Trust did not differ from those contained in Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on October 27, 2015 (SEC Accession Number 0001193125-15-354663).

If you have any questions with respect to this filing, please contact John M. Ford of Pepper Hamilton LLP at 215.981.4009, or in his absence, John P. Falco at 215.981.4659.

Very truly yours,

/s/ Robert J. Enck
Robert J. Enck
Chairman

Cc:	John M. Ford, Esq.
John P. Falco, Esq.